Cover Page	3 Months Ended
Mar. 31, 2023
Document Information [Line Items]
Document Type	POS AM
Entity Registrant Name	Vivid Seats Inc.
Entity Central Index Key	0001856031
Entity Filer Category	Non-accelerated Filer
Entity Small Business	false
Entity Emerging Growth Company	true
Amendment Flag	false
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	85-3355184
Entity Address, Address Line One	24 E. Washington Street
Entity Address, Address Line Two	Suite 900
Entity Address, City or Town	Chicago
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60602
City Area Code	312
Local Phone Number	291-9966
Entity Ex Transition Period	false
Entity Primary SIC Number	7990
Business Contact [Member]
Document Information [Line Items]
Entity Address, Address Line One	24 E. Washington Street
Entity Address, Address Line Two	Suite 900
Entity Address, City or Town	Chicago
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60602
City Area Code	312
Local Phone Number	291-9966
Contact Personnel Name	Stanley Chia